Syntax ETF Trust

110 East 59th Street, 31st Floor

New York, NY 10022

May 1, 2019

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	Syntax ETF Trust (the “Trust”) File Nos. 333-215607 and 811-23227

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus, with respect to the operational series of the Trust, for the above-referenced Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 2 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 25, 2019 with a designated effective date of May 1, 2019 (Accession No. 0001144204-19-021228).

Any comments or questions with respect to this filing should be directed to my attention at 978-886-7747.

Very truly yours,

/s/ Kathy Cuocolo
Kathy Cuocolo
President

cc:          Kathleen H. Moriarty, Esq.